UNITED STATES
				  SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

					       Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 1999
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Check here if Amendment [_]; Amendment Number: N/A
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This Amendment ( Check only one):  [_] is a restatement.
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Duquesne Capital Management, L.L.C.
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Address:      2579 Washington Road, Suite 322
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              Pittsburgh, PA 15241
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The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Joseph W. Haleski
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Title:        Vice President & Managing Director
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Phone:        412-854-3112
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Signature, Place, and Date of Signing:

/s/ Joseph W. Haleski             Pittsburgh, PA                8/6/99
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 [Signature]                      [City, State]                 [Date]

Report Type

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



 	Title					          Investment Discretion					Voting Authority
	of
Security			Class	Cusip		Market Value		Quantity	Sole	Share	Others	Managers	Sole	Share	None


AETNA INC			COM	008117103	"$62,606,250.00 "	"700,000 "	x					"700,000 "
AIRGAS INC			COM	009363102	"$6,125,000.00 "	"500,000 "	x					"500,000 "
ALLIED SIGNAL			COM	019512102	"$63,000,000.00 "	"1,000,000 "	x					"1,000,000 "
ASIA PULP & PAPER SPONS ADR	COM	04516V100	"$9,384,375.00 "	"975,000 "	x					"975,000 "
AT&T CANADA INC			COM	053015103	"$20,397,500.00 "	"318,400 "	x					"318,400 "
AUTOMATIC DATA PROCESSING	COM	053015103	"$22,000,000.00 "	"500,000 "	x					"500,000 "
BIOGEN INC			COM	090597105	"$61,096,875.00 "	"950,000 "	x					"950,000 "
CATERPILLAR INC			COM	149123101	"$60,000,000.00 "	"1,000,000 "	x					"1,000,000 "
CHUBB CORPORATION		COM	171232101	"$29,190,000.00 "	"420,000 "	x					"420,000 "
CIGNA CORP			COM	125509109	"$44,500,000.00 "	"500,000 "	x					"500,000 "
CISCO SYSTEMS INC		COM	17275R102	"$20,898,000.00 "	"324,000 "	x					"324,000 "
COLUMBIA HCA/HEALTHCARE		COM	197677107	"$22,812,500.00 "	"1,000,000 "	x					"1,000,000 "
COMCAST CORP- SPECIAL CLASS A	COM	200300200	"$39,590,625.00 "	"1,030,000 "	x					"1,030,000 "
DBT ONLINE INC			COM	233044106	"$15,158,075.50 "	"462,842 "	x					"462,842 "
EG&G INC			COM	268457108	"$8,906,250.00 "	"250,000 "	x					"250,000 "
ELECTRONIC DATA SYSTEMS		COM	285661104	"$56,562,500.00 "	"1,000,000 "	x					"1,000,000 "
GENERAL INSTRUMENT CORP		COM	370121105	"$8,500,000.00 "	"200,000 "	x					"200,000 "
GILEAD SCIENCES INC		COM	375558103	"$26,125,000.00 "	"500,000 "	x					"500,000 "
GULF INDONESIA RESOURCES LTD	COM	402284103	"$5,635,000.00 "	"490,000 "	x					"490,000 "
HANNA (M.A.) CO.		COM	410522106	"$3,287,500.00 "	"200,000 "	x					"200,000 "
HEALTHSOUTH INC			COM	421924101	"$17,925,000.00 "	"1,200,000 "	x					"1,200,000 "
HEWLETT-PACKARD CO		COM	428236108	"$27,135,000.00 "	"270,000 "	x					"270,000 "
IDEC PHARMACEUTICALS CORP	COM	449370105	"$38,531,250.00 "	"500,000 "	x					"500,000 "
JUNIPER NETWORKS INC		COM	48203R104	"$1,564,500.00 "	"10,500 "	x					"10,500 "
KOREA ELECTRIC POWER CORP ADR	COM	500631106	"$12,607,500.00 "	"615,000 "	x					"615,000 "
LIFEPOINT HOSPITALS INC		COM	532192109	"$707,215.63 "		"52,630 "	x					"52,630 "
LSI LOGIC			COM	502161102	"$32,979,375.00 "	"715,000 "	x					"715,000 "
MCDERMOTT INTERNATIONAL INC.	COM	580037109	"$21,871,150.00 "	"774,200 "	x					"774,200 "
MCI WORLDCOM INC		COM	55268B106	"$102,837,200.07 "	"1,194,913 "	x					"1,194,913 "
NEOPATH INC			COM	640517108	"$232,500.00 "		"60,000 "	x					"60,000 "
ORACLE CORPORATION		COM	68389X105	"$7,425,000.00 "	"200,000 "	x					"200,000 "
PATHWAYS GROUP INC. (THE)	COM	70321D106	"$1,325,000.00 "	"200,000 "	x					"200,000 "
QUALCOMM INC.			COM	747525103	"$27,982,500.00 "	"195,000 "	x					"195,000 "
QUORUM HEALTH GROUP INC		COM	749084109	"$2,512,500.00 "	"200,000 "	x					"200,000 "
ROHM AND HAAS CO.		COM	775371107	"$21,437,500.00 "	"500,000 "	x					"500,000 "
SEVEN SEAS PETROLEUM  INC	COM	817917107	"$4,624,400.00 "	"1,681,600 "	x					"1,681,600 "
TRIAD HOSPITALS INC		COM	89579K109	"$710,505.00 "		"52,630 "	x					"52,630 "
TRIANGLE PHARMACEUTICALS INC.	COM	89589H104	"$14,400,000.00 "	"800,000 "	x					"800,000 "
TRICON GLOBAL RESTAURANTS	COM	895953107	"$56,825,837.50 "	"1,049,900 "	x					"1,049,900 "
TYCO INTERNATIONAL LTD		COM	902124106	"$94,750,000.00 "	"1,000,000 "	x					"1,000,000 "
UNITED HEALTHCARE CORP		COM	910581107	"$31,312,500.00 "	"500,000 "	x					"500,000 "
VISX INC.			COM	928445105	"$3,959,375.00 "	"50,000 "	x					"50,000 "
VODAFONE AIRTOUCH PLC ADRS	COM	92857T107	"$21,669,999.99 "	"110,000 "	x					"110,000 "
WASTE MANAGEMENT INC.		COM	94106L109	"$74,534,963.75 "	"1,386,697 "	x					"1,386,697 "
WELLPOINT HEALTH NETWORK INC	COM	94973H108	"$16,975,000.00 "	"200,000 "	x					"200,000 "
WILLIAMS COMPANIES, INC		COM	969457100	"$41,498,437.50 "	"975,000 "	x					"975,000 "


GRAND TOTAL						"$1,264,109,659.94 "
